Shareholder Fees - FidelityTax-FreeBondFund-PRO	Apr. 01, 2023 USD ($)
FidelityTax-FreeBondFund-PRO | Fidelity Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none